Related party transactions and balances (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Related Party Transactions And Balances
Professional fees	$ 50,588		$ 60,000		$ 60,000
Salaries and benefits	398,307	[1]	484,435	[2]	450,522	[3]
Share-based payments	702,000		1,212,300		1,551,850
Directors’ fees	140,000		145,000		102,500
Total	$ 1,290,895		$ 1,901,735		$ 2,164,872

[1]	As at December 31, 2023, the Company accrued cash bonuses to related parties of $112,894 that is included in trade and other payables.
[2]	As at December 31, 2022, the Company accrued cash bonuses to related parties of $104,263 that is included in trade and other payables.
[3]	As at December 31, 2021, the Company owed $256,000 to the Chair as a result of the Chair deferring his salary from May 1, 2019 to December 31, 2021. On September 1, 2022, the Chair agreed to forfeit $177,200 of the unpaid balance of the deferred salary and recorded as a gain on debt forgiveness on the statement of comprehensive loss. The new amount owed of $78,800 was paid on December 15, 2022.